Cover	Jan. 07, 2022
Cover [Abstract]
Entity Registrant Name	KENILWORTH SYSTEMS CORPORATION
Entity Central Index Key	0000055234
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jan. 07, 2022
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Incorporation State Country Code	NY
Entity File Number	0-08962
Entity Tax Identification Number	84-1641415
Entity Address Address Line 1	15 Broad Street
Entity Address Address Line 2	Suite 2826
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10005
City Area Code	646
Local Phone Number	308-1364